EQUITYBASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
EQUITY BASED COMPENSATION
Schedule of equity option activity and related information

	For the nine months ended September 30, 2017
		Weighted-average
	Equity Options	Exercise Price
Beginning balance	620,721	$16.50
Granted	455,130	20.00
Forfeited	(98,499)	20.00
Ending balance	977,352	$17.78

	December 31, 2016		December 31, 2015
		Weighted		Weighted
	Unit	Average	Unit	Average
	Options	Exercise Price	Options	Exercise Price
Beginning balance	973,410	$16.16	1,262,220	$16.34
Granted	204,245	16.17	—	—
Cancelled	(556,934)	15.79	(288,810)	16.93
Ending balance	620,721	$16.50	973,410	$16.16

Schedule of assumptions used in determining the fair value of certain equity options

$20.00 Strike
Underlying Equity	$20.00
Strike Price	$20.00
Dividend Yield (%)	0.0%
Risk free rate (%)	1.68 - 2.00%
Volatility (%)	46.6 - 46.8%
Expected Term (Years)	4-6

	$14.33 Strike	$20.61 Strike
Underlying Equity	$6.08	$6.08
Strike Price	$14.33	$20.61
Dividend Yield (%)	—%	—%
Risk free rate (%)	0.86%	0.86%
Volatility (%)	63.0%	63.0%
Expected Term (Years)	5	5

Summary of fully vested equity option activity

	December 31, 2016		December 31, 2015
		Weighted		Weighted
	Vested	Average	Vested	Average
	Units	Exercise Price	Units	Exercise Price
Beginning balance	905,698	$16.30	852,736	$17.19
Vested	229,747	15.96	257,973	14.69
Cancelled	(514,724)	15.91	(205,011)	17.99
Ending balance	620,721	$16.50	905,698	$16.30

Summary of activity related to the Company's Phantom Awards

	For the year ended
	December 31,
	2016	2015
Beginning balance	1,289,472	995,991
Granted	158,031	524,554
Cancelled	(19,920)	(231,073)
Ending balance	1,427,583	1,289,472